Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents		$ 509.4	$ 403.4
Restricted Cash		47.1	48.0
Other Temporary Investments		187.6	220.4
Accounts Receivable:
Customers		1,145.1	737.4
Accrued Unbilled Revenues		322.9	221.0
Pledged Accounts Receivable - AEP Credit		1,207.4	1,038.0
Miscellaneous		49.7	33.9
Allowance for Uncollectible Accounts		(57.1)	(55.4)
Total Accounts Receivable		2,668.0	1,974.9
Fuel		435.1	318.0
Materials and Supplies		915.1	701.8
Risk Management Assets		348.8	200.4
Accrued Tax Benefits		99.4	121.5
Regulatory Asset for Under-Recovered Fuel Costs		1,310.0	656.0
Margin Deposits		82.9	207.6
Prepayments and Other Current Assets		172.1	132.4
TOTAL CURRENT ASSETS		6,775.5	4,984.4
Property, Plant and Equipment
Generation		25,834.2	24,319.6
Transmission		33,266.9	30,816.3
Distribution		27,138.8	25,457.4
Other Property, Plant and Equipment		5,971.8	5,844.9
Construction Work in Progress		4,809.7	3,786.8
Total Property, Plant and Equipment		97,021.4	90,225.0
Accumulated Depreciation and Amortization		23,682.3	21,920.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		73,339.1	68,304.1
Other Noncurrent Assets
Regulatory Assets		4,762.0	4,618.8
Securitized Assets		446.0	552.8
Spent Nuclear Fuel and Decommissioning Trusts		3,341.2	3,867.0
Goodwill		52.5	52.5
Derivative Asset, Noncurrent		284.1	267.0
Operating Lease Assets		645.5	589.0
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		3,757.4	4,433.1
TOTAL OTHER NONCURRENT ASSETS		13,288.7	14,380.2
TOTAL ASSETS		93,403.3	87,668.7
Current Liabilities
Accounts Payable		2,670.8	2,108.0
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	[1]	750.0	750.0
Other Short-term Debt		3,362.2	1,864.0
Total Short-term Debt		4,112.2	2,614.0
Long-term Debt Due Within One Year		2,486.4	2,353.8
Risk Management Liabilities		145.2	75.5
Customer Deposits		408.8	354.0
Accrued Taxes		1,714.6	1,631.3
Accrued Interest		336.5	279.3
Obligations Under Operating Leases		113.6	99.8
Regulatory Liability for Over-Recovered Fuel Costs		1.4	1.5
Other Current Liabilities		1,278.2	1,390.7
TOTAL CURRENT LIABILITIES		13,266.3	10,906.4
Noncurrent Liabilities
Long-term Debt		34,314.6	32,203.8
Deferred Income Tax Liabilities, Net		8,896.9	8,644.1
Long-term Risk Management Liabilities		345.2	230.3
Regulatory Liabilities and Deferred Investment Tax Credits		8,115.6	8,834.4
Asset Retirement Obligations		2,879.3	2,692.6
Employee Benefits and Pension Obligations		257.3	328.4
Obligations Under Operating Leases		552.5	501.4
Deferred Credits and Other Noncurrent Liabilities		607.3	603.8
TOTAL NONCURRENT LIABILITIES		55,968.7	54,038.8
TOTAL LIABILITIES		69,235.0	64,945.2
Rate Matters
Commitments and Contingencies
Contingently Redeemable Performance Share Awards		45.9	43.3
Total Mezzanine Equity		45.9	43.3
Equity
Common Stock		3,413.1	3,408.7
Paid-in Capital		8,051.0	7,172.6
Retained Earnings		12,345.6	11,667.1
Accumulated Other Comprehensive Income (Loss)		83.7	184.8
TOTAL COMMON SHAREHOLDERS' EQUITY		23,893.4	22,433.2
Noncontrolling Interests		229.0	247.0
TOTAL EQUITY		24,122.4	22,680.2
TOTAL LIABILITIES AND EQUITY		$ 93,403.3	$ 87,668.7
Common Stock, Par Value Per Share		$ 6.50	$ 6.50
Common Stock, Shares, Issued		525,099,321	524,416,175
Common Stock, Shares Authorized		600,000,000	600,000,000
Treasury Stock, Shares		11,233,240	20,204,160
Subsidiaries [Member]
Current Assets
Restricted Cash		$ 47.1	$ 48.0
Other Temporary Investments		182.9	214.8
Short-term Debt:
Long-term Debt Due Within One Year		218.2	190.5
Noncurrent Liabilities
Long-term Debt		755.3	840.5
AEP Texas Inc. [Member]
Current Assets
Cash and Cash Equivalents		0.1	0.1
Restricted Cash		32.7	30.4
Advances to Affiliates		6.9	6.9
Accounts Receivable:
Customers		150.9	123.4
Affiliated Companies		11.9	7.9
Accrued Unbilled Revenues		91.4	77.9
Miscellaneous		0.2	0.0
Allowance for Uncollectible Accounts		(4.2)	(4.0)
Total Accounts Receivable		250.2	205.2
Materials and Supplies		138.8	73.9
Accrued Tax Benefits		12.2	24.8
Prepayments and Other Current Assets		6.0	5.9
TOTAL CURRENT ASSETS		446.9	347.2
Property, Plant and Equipment
Transmission		6,301.5	5,849.9
Distribution		5,312.8	4,917.2
Other Property, Plant and Equipment		1,022.8	961.1
Construction Work in Progress		805.2	551.3
Total Property, Plant and Equipment		13,442.3	12,279.5
Accumulated Depreciation and Amortization		1,760.7	1,644.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		11,681.6	10,635.4
Other Noncurrent Assets
Regulatory Assets		298.3	275.2
Securitized Assets		286.4	367.6
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		179.0	211.3
TOTAL OTHER NONCURRENT ASSETS		763.7	854.1
TOTAL ASSETS		12,892.2	11,836.7
Current Liabilities
Advances from Affiliates		96.5	26.9
Accounts Payable		331.0	306.3
Affiliated Companies		34.7	32.5
Short-term Debt:
Long-term Debt Due Within One Year		278.5	716.0
Accrued Taxes		95.5	93.3
Accrued Interest		48.3	44.7
Obligations Under Operating Leases		28.6	14.0
Other Current Liabilities		130.7	78.0
TOTAL CURRENT LIABILITIES		1,043.8	1,311.7
Noncurrent Liabilities
Long-term Debt		5,379.3	4,464.8
Deferred Income Tax Liabilities, Net		1,144.2	1,088.9
Regulatory Liabilities and Deferred Investment Tax Credits		1,259.6	1,242.0
Obligations Under Operating Leases		67.8	61.3
Deferred Credits and Other Noncurrent Liabilities		93.2	73.8
TOTAL NONCURRENT LIABILITIES		7,944.1	6,930.8
TOTAL LIABILITIES		8,987.9	8,242.5
Rate Matters
Commitments and Contingencies
Equity
Paid-in Capital		1,558.2	1,553.9
Retained Earnings		2,354.7	2,046.8
Accumulated Other Comprehensive Income (Loss)		(8.6)	(6.5)
TOTAL EQUITY		3,904.3	3,594.2
TOTAL LIABILITIES AND EQUITY		12,892.2	11,836.7
AEP Texas Inc. [Member] | AEP Texas Transition and Restoration Funding [Member]
Current Assets
Restricted Cash		32.7	30.4
Other Noncurrent Assets
Securitized Assets		286.4	367.6
Short-term Debt:
Long-term Debt Due Within One Year		93.5	91.0
Accrued Interest		2.2	2.3
Noncurrent Liabilities
Long-term Debt		221.0	313.7
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents		0.0	0.0
Advances to Affiliates		4.4	27.2
Accounts Receivable:
Customers		46.9	22.8
Affiliated Companies		119.5	97.3
Total Accounts Receivable		166.4	120.1
Materials and Supplies		10.7	9.3
Accrued Tax Benefits		4.2	5.6
Prepayments and Other Current Assets		3.0	2.8
TOTAL CURRENT ASSETS		188.7	165.0
Property, Plant and Equipment
Transmission		12,335.4	11,031.0
Other Property, Plant and Equipment		476.8	451.9
Construction Work in Progress		1,554.7	1,402.2
Total Property, Plant and Equipment		14,366.9	12,885.1
Accumulated Depreciation and Amortization		1,027.0	784.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		13,339.9	12,101.0
Other Noncurrent Assets
Regulatory Assets		7.2	8.5
Deferred Property Taxes		266.6	245.7
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		11.8	4.2
TOTAL OTHER NONCURRENT ASSETS		285.6	258.4
TOTAL ASSETS		13,814.2	12,524.4
Current Liabilities
Advances from Affiliates		229.3	124.8
Accounts Payable		427.8	460.7
Affiliated Companies		82.7	70.4
Short-term Debt:
Long-term Debt Due Within One Year		60.0	104.0
Accrued Taxes		529.8	481.0
Accrued Interest		28.8	28.8
Obligations Under Operating Leases		1.3	0.9
Other Current Liabilities		8.3	3.3
TOTAL CURRENT LIABILITIES		1,368.0	1,273.9
Noncurrent Liabilities
Long-term Debt		4,722.8	4,239.9
Deferred Income Tax Liabilities, Net		1,056.5	978.3
Regulatory Liabilities and Deferred Investment Tax Credits		723.3	651.7
Obligations Under Operating Leases		1.5	1.3
Deferred Credits and Other Noncurrent Liabilities		69.1	3.2
TOTAL NONCURRENT LIABILITIES		6,573.2	5,874.4
TOTAL LIABILITIES		7,941.2	7,148.3
Rate Matters
Commitments and Contingencies
Equity
Members' Capital		3,022.3	2,949.6
Retained Earnings		2,850.7	2,426.5
TOTAL MEMBER'S EQUITY		5,873.0	5,376.1
TOTAL LIABILITIES AND EQUITY		13,814.2	12,524.4
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents		7.5	2.5
Restricted Cash		14.4	17.6
Advances to Affiliates		19.8	20.8
Accounts Receivable:
Customers		168.9	158.5
Affiliated Companies		94.0	129.9
Accrued Unbilled Revenues		91.3	54.0
Miscellaneous		0.3	0.2
Allowance for Uncollectible Accounts		(1.7)	(1.6)
Total Accounts Receivable		352.8	341.0
Fuel		158.9	67.1
Materials and Supplies		130.6	109.8
Risk Management Assets		69.1	42.0
Regulatory Asset for Under-Recovered Fuel Costs		473.1	201.3
Margin Deposits		7.4	71.8
Prepayments and Other Current Assets		26.0	51.4
TOTAL CURRENT ASSETS		1,259.6	925.3
Property, Plant and Equipment
Generation		6,776.8	6,683.9
Transmission		4,482.8	4,322.4
Distribution		4,933.0	4,683.3
Other Property, Plant and Equipment		883.3	696.6
Construction Work in Progress		705.3	469.9
Total Property, Plant and Equipment		17,781.2	16,856.1
Accumulated Depreciation and Amortization		5,402.0	5,051.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		12,379.2	11,804.3
Other Noncurrent Assets
Regulatory Assets		1,058.6	757.6
Securitized Assets		159.6	185.1
Employee Benefits and Pension Assets		152.9	220.5
Operating Lease Assets		73.6	66.9
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		138.7	129.2
TOTAL OTHER NONCURRENT ASSETS		1,583.4	1,359.3
TOTAL ASSETS		15,222.2	14,088.9
Current Liabilities
Advances from Affiliates		182.2	199.3
Accounts Payable		451.2	262.2
Affiliated Companies		142.7	118.6
Short-term Debt:
Long-term Debt Due Within One Year		251.8	480.7
Customer Deposits		75.1	73.9
Accrued Taxes		101.0	119.7
Obligations Under Operating Leases		15.0	15.1
Other Current Liabilities		171.2	146.4
TOTAL CURRENT LIABILITIES		1,390.2	1,415.9
Noncurrent Liabilities
Long-term Debt		5,158.7	4,458.2
Deferred Income Tax Liabilities, Net		1,992.2	1,804.7
Regulatory Liabilities and Deferred Investment Tax Credits		1,143.6	1,238.8
Asset Retirement Obligations		419.2	394.9
Employee Benefits and Pension Obligations		34.2	41.5
Obligations Under Operating Leases		59.1	52.4
Deferred Credits and Other Noncurrent Liabilities		49.6	34.6
TOTAL NONCURRENT LIABILITIES		8,856.6	8,025.1
TOTAL LIABILITIES		10,246.8	9,441.0
Rate Matters
Commitments and Contingencies
Equity
Common Stock		260.4	260.4
Paid-in Capital		1,828.7	1,828.7
Retained Earnings		2,891.1	2,534.4
Accumulated Other Comprehensive Income (Loss)		(4.8)	24.4
TOTAL EQUITY		4,975.4	4,647.9
TOTAL LIABILITIES AND EQUITY		$ 15,222.2	$ 14,088.9
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		30,000,000	30,000,000
Common Stock, Shares Outstanding		13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents		$ 4.2	$ 1.3
Advances to Affiliates		23.0	21.5
Accounts Receivable:
Customers		96.6	40.6
Affiliated Companies		104.0	78.2
Accrued Unbilled Revenues		0.6	0.0
Miscellaneous		4.7	2.5
Allowance for Uncollectible Accounts		(0.1)	(0.1)
Total Accounts Receivable		205.8	121.2
Fuel		46.5	56.8
Materials and Supplies		188.1	175.2
Risk Management Assets		15.2	3.3
Regulatory Asset for Under-Recovered Fuel Costs		47.1	6.4
Prepayments and Other Current Assets		41.9	53.7
TOTAL CURRENT ASSETS		571.8	439.4
Property, Plant and Equipment
Generation		5,585.1	5,531.8
Transmission		1,842.2	1,783.1
Distribution		3,024.7	2,800.1
Other Property, Plant and Equipment		839.3	792.9
Construction Work in Progress		253.0	302.8
Total Property, Plant and Equipment		11,544.3	11,210.7
Accumulated Depreciation and Amortization		4,132.8	3,899.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,411.5	7,310.9
Other Noncurrent Assets
Regulatory Assets		459.6	410.9
Spent Nuclear Fuel and Decommissioning Trusts		3,341.2	3,867.0
Operating Lease Assets		64.3	63.5
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		270.5	316.5
TOTAL OTHER NONCURRENT ASSETS		4,135.6	4,657.9
TOTAL ASSETS		12,118.9	12,408.2
Current Liabilities
Advances from Affiliates		249.9	93.3
Accounts Payable		173.4	174.4
Affiliated Companies		121.5	94.9
Short-term Debt:
Long-term Debt Due Within One Year		341.8	67.0
Risk Management Liabilities		0.0	5.0
Customer Deposits		48.6	45.2
Accrued Taxes		103.2	106.5
Accrued Interest		36.9	37.0
Obligations Under Finance Leases		6.9	130.5
Obligations Under Operating Leases		16.0	15.5
Regulatory Liability for Over-Recovered Fuel Costs		0.0	1.5
Other Current Liabilities		98.9	123.2
TOTAL CURRENT LIABILITIES		1,197.1	894.0
Noncurrent Liabilities
Long-term Debt		2,919.0	3,128.0
Deferred Income Tax Liabilities, Net		1,157.0	1,100.2
Regulatory Liabilities and Deferred Investment Tax Credits		1,702.2	2,447.9
Asset Retirement Obligations		2,027.6	1,946.2
Obligations Under Operating Leases		48.9	48.9
Deferred Credits and Other Noncurrent Liabilities		58.8	58.3
TOTAL NONCURRENT LIABILITIES		7,913.5	8,729.5
TOTAL LIABILITIES		9,110.6	9,623.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock		56.6	56.6
Paid-in Capital		988.8	980.9
Retained Earnings		1,963.2	1,748.5
Accumulated Other Comprehensive Income (Loss)		(0.3)	(1.3)
TOTAL EQUITY		3,008.3	2,784.7
TOTAL LIABILITIES AND EQUITY		$ 12,118.9	$ 12,408.2
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		2,500,000	2,500,000
Common Stock, Shares Outstanding		1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Short-term Debt:
Long-term Debt Due Within One Year		$ 89.6	$ 65.0
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents		9.6	3.0
Advances to Affiliates		0.0	42.0
Accounts Receivable:
Customers		119.9	71.6
Affiliated Companies		100.9	71.8
Accrued Unbilled Revenues		17.8	1.3
Miscellaneous		0.1	5.9
Allowance for Uncollectible Accounts		(0.1)	(0.6)
Total Accounts Receivable		238.6	150.0
Materials and Supplies		109.5	74.1
Renewable Energy Credits		35.0	30.5
Regulatory Asset for Under-Recovered Fuel Costs		3.8	0.0
Prepayments and Other Current Assets		21.7	27.9
TOTAL CURRENT ASSETS		414.4	327.5
Property, Plant and Equipment
Transmission		3,198.6	2,992.8
Distribution		6,450.3	6,070.6
Other Property, Plant and Equipment		1,051.4	992.9
Construction Work in Progress		474.3	365.0
Total Property, Plant and Equipment		11,174.6	10,421.3
Accumulated Depreciation and Amortization		2,565.3	2,458.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,609.3	7,963.0
Other Noncurrent Assets
Regulatory Assets		327.3	293.0
Operating Lease Assets		73.8	81.2
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		578.3	601.1
TOTAL OTHER NONCURRENT ASSETS		979.4	975.3
TOTAL ASSETS		10,003.1	9,265.8
Current Liabilities
Advances from Affiliates		172.9	0.0
Accounts Payable		337.3	213.5
Affiliated Companies		126.1	125.4
Short-term Debt:
Long-term Debt Due Within One Year		0.1	0.1
Risk Management Liabilities		1.8	6.7
Customer Deposits		96.5	66.4
Accrued Taxes		733.1	702.4
Obligations Under Operating Leases		13.5	13.1
Other Current Liabilities		154.2	118.1
TOTAL CURRENT LIABILITIES		1,635.5	1,245.7
Noncurrent Liabilities
Long-term Debt		2,970.2	2,968.4
Deferred Income Tax Liabilities, Net		1,101.1	1,000.9
Long-term Risk Management Liabilities		37.9	85.8
Regulatory Liabilities and Deferred Investment Tax Credits		1,044.0	1,020.9
Obligations Under Operating Leases		60.3	68.6
Deferred Credits and Other Noncurrent Liabilities		66.0	29.2
TOTAL NONCURRENT LIABILITIES		5,279.5	5,173.8
TOTAL LIABILITIES		6,915.0	6,419.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock		321.2	321.2
Paid-in Capital		837.8	838.8
Retained Earnings		1,929.1	1,686.3
TOTAL EQUITY		3,088.1	2,846.3
TOTAL LIABILITIES AND EQUITY		$ 10,003.1	$ 9,265.8
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized		40,000,000	40,000,000
Common Stock, Shares Outstanding		27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents		$ 4.0	$ 1.3
Accounts Receivable:
Customers		70.1	41.5
Affiliated Companies		52.2	35.0
Miscellaneous		0.8	0.6
Total Accounts Receivable		123.1	77.1
Fuel		11.6	14.5
Materials and Supplies		111.1	56.2
Risk Management Assets		25.3	12.1
Accrued Tax Benefits		16.1	17.6
Regulatory Asset for Under-Recovered Fuel Costs		178.7	194.6
Prepayments and Other Current Assets		21.6	13.4
TOTAL CURRENT ASSETS		491.5	386.8
Property, Plant and Equipment
Generation		2,394.8	1,802.4
Transmission		1,164.4	1,107.7
Distribution		3,216.4	3,004.9
Other Property, Plant and Equipment		469.3	437.0
Construction Work in Progress		219.3	156.0
Total Property, Plant and Equipment		7,464.2	6,508.0
Accumulated Depreciation and Amortization		1,837.7	1,705.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,626.5	4,802.8
Other Noncurrent Assets
Regulatory Assets		653.7	1,037.4
Employee Benefits and Pension Assets		67.3	95.2
Operating Lease Assets		106.1	68.9
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		20.8	7.9
TOTAL OTHER NONCURRENT ASSETS		847.9	1,209.4
TOTAL ASSETS		6,965.9	6,399.0
Current Liabilities
Advances from Affiliates		364.2	72.3
Accounts Payable		202.9	157.4
Affiliated Companies		76.7	51.0
Short-term Debt:
Long-term Debt Due Within One Year		0.5	125.5
Customer Deposits		59.0	56.2
Accrued Taxes		28.7	27.0
Obligations Under Operating Leases		8.9	6.9
Other Current Liabilities		101.8	66.4
TOTAL CURRENT LIABILITIES		842.7	562.7
Noncurrent Liabilities
Long-term Debt		1,912.3	1,788.0
Deferred Income Tax Liabilities, Net		788.6	782.3
Regulatory Liabilities and Deferred Investment Tax Credits		809.1	835.3
Asset Retirement Obligations		73.5	57.5
Obligations Under Operating Leases		99.3	62.2
Deferred Credits and Other Noncurrent Liabilities		21.3	19.4
TOTAL NONCURRENT LIABILITIES		3,704.1	3,544.7
TOTAL LIABILITIES		4,546.8	4,107.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		157.2	157.2
Paid-in Capital		1,042.6	1,039.0
Retained Earnings		1,218.0	1,095.4
Accumulated Other Comprehensive Income (Loss)		1.3	0.0
TOTAL EQUITY		2,419.1	2,291.6
TOTAL LIABILITIES AND EQUITY		$ 6,965.9	$ 6,399.0
Common Stock, Par Value Per Share		$ 15	$ 15
Common Stock, Shares, Issued		10,482,000	10,482,000
Common Stock, Shares Authorized		11,000,000	11,000,000
Common Stock, Shares Outstanding		9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents		$ 88.4	$ 51.2
Advances to Affiliates		2.1	155.9
Accounts Receivable:
Customers		38.8	35.8
Affiliated Companies		65.4	38.3
Miscellaneous		10.4	12.3
Total Accounts Receivable		114.6	86.4
Fuel		81.3	82.2
Materials and Supplies		92.1	81.9
Risk Management Assets		16.4	9.8
Accrued Tax Benefits		16.5	17.8
Regulatory Asset for Under-Recovered Fuel Costs		353.0	143.9
Prepayments and Other Current Assets		47.8	39.4
TOTAL CURRENT ASSETS		812.2	668.5
Property, Plant and Equipment
Generation		5,476.2	4,734.5
Transmission		2,479.8	2,316.9
Distribution		2,659.6	2,514.3
Other Property, Plant and Equipment		804.4	764.0
Construction Work in Progress		369.5	240.7
Total Property, Plant and Equipment		11,789.5	10,570.4
Accumulated Depreciation and Amortization		3,527.3	3,170.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,262.2	7,400.1
Other Noncurrent Assets
Regulatory Assets		1,042.4	1,005.3
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		262.0	251.8
TOTAL OTHER NONCURRENT ASSETS		1,304.4	1,257.1
TOTAL ASSETS		10,378.8	9,325.7
Current Liabilities
Advances from Affiliates		310.7	0.0
Accounts Payable		213.1	163.6
Affiliated Companies		81.7	61.4
Short-term Debt:
Long-term Debt Due Within One Year		6.2	6.2
Risk Management Liabilities		1.4	2.1
Customer Deposits		65.4	62.4
Accrued Taxes		52.8	44.3
Accrued Interest		36.0	36.0
Obligations Under Operating Leases		8.4	8.1
Regulatory Liability for Over-Recovered Fuel Costs		1.4	0.0
Other Current Liabilities		172.0	154.6
TOTAL CURRENT LIABILITIES		947.7	538.7
Noncurrent Liabilities
Long-term Debt		3,385.4	3,389.0
Deferred Income Tax Liabilities, Net		1,089.7	1,087.6
Regulatory Liabilities and Deferred Investment Tax Credits		825.7	806.9
Asset Retirement Obligations		237.2	192.7
Employee Benefits and Pension Obligations		29.7	20.3
Obligations Under Operating Leases		120.2	77.7
Deferred Credits and Other Noncurrent Liabilities		68.4	63.0
TOTAL NONCURRENT LIABILITIES		5,756.3	5,637.2
TOTAL LIABILITIES		6,704.0	6,175.9
Rate Matters
Commitments and Contingencies
Equity
Common Stock		0.1	0.1
Paid-in Capital		1,442.2	1,092.2
Retained Earnings		2,236.0	2,050.9
Accumulated Other Comprehensive Income (Loss)		(4.2)	6.7
TOTAL COMMON SHAREHOLDERS' EQUITY		3,674.1	3,149.9
Noncontrolling Interests		0.7	(0.1)
TOTAL EQUITY		3,674.8	3,149.8
TOTAL LIABILITIES AND EQUITY		$ 10,378.8	$ 9,325.7
Common Stock, Par Value Per Share		$ 18	$ 18
Common Stock, Shares Authorized		3,680	3,680
Common Stock, Shares Outstanding		3,680	3,680
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents		$ 84.2	$ 49.9
Accounts Receivable:
Fuel		14.2	13.1
Materials and Supplies		4.2	12.0
Property, Plant and Equipment
Other Property, Plant and Equipment		219.8	219.9
Accumulated Depreciation and Amortization		$ 212.5	$ 168.1

[1]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.